Fair Value Of Financial Instruments - Recurring Basis (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 34,425	$ 30,877
Term Loan B, net of unamortized discount	203,848	0
Other long-term debt, net of deferred finance costs	0	124,087
Level I
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	34,425	30,877
Level II
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Term Loan B, net of unamortized discount	$ 203,848
Other long-term debt, net of deferred finance costs		$ 124,087